SEGMENT INFORMATION	12 Months Ended
Dec. 28, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 13. SEGMENT INFORMATION

        The accounting policies of the segments are described in Note 1, "Summary of Significant Accounting Policies." Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate performance based on income from operations before interest expense and taxes. General corporate expenses are also excluded from the computation of income from operations for the segments.

        We do not disclose total assets by reportable segment since we do not produce and review such information internally. We do not disclose revenues from external customers for each product because it is impracticable to do so. As our reporting structure is not organized or reviewed internally by country, results by individual country are not provided.

(In millions)	2013	2012	2011

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,455.0	$4,257.6	$4,261.0
Retail Branding and Information Solutions	1,611.1	1,535.0	1,510.1
Other specialty converting businesses	73.9	70.9	73.8

Net sales to unaffiliated customers	$6,140.0	$5,863.5	$5,844.9

Intersegment sales
Pressure-sensitive Materials	$64.6	$60.9	$59.5
Retail Branding and Information Solutions	2.4	3.8	3.3
Other specialty converting businesses	3.6	.8	.7

Intersegment sales	$70.6	$65.5	$63.5

Income from continuing operations before taxes
Pressure-sensitive Materials	$442.8	$359.7	$349.1
Retail Branding and Information Solutions	81.7	53.3	42.1
Other specialty converting businesses	(8.3)	(16.2)	(12.5)
Corporate expense	(94.1)	(86.3)	(94.4)
Interest expense	(59.0)	(72.9)	(71.1)

Income from continuing operations before taxes	$363.1	$237.6	$213.2

Capital expenditures
Pressure-sensitive Materials	$81.1	$64.8	$71.2
Retail Branding and Information Solutions	42.4	24.7	24.2
Other specialty converting businesses	1.2	3.4	3.5

Capital expenditures	$124.7	$92.9	$98.9

Depreciation and amortization expense
Pressure-sensitive Materials	$113.5	$112.8	$119.1
Retail Branding and Information Solutions	86.7	93.9	96.5
Other specialty converting businesses	4.1	4.3	4.4

Depreciation and amortization expense	$204.3	$211.0	$220.0

Other expense, net by reportable segment and other businesses
Pressure-sensitive Materials	$10.8	$33.5	$20.1
Retail Branding and Information Solutions	20.0	24.8	17.8
Other specialty converting businesses	.1	4.8	–
Corporate	5.7	5.7	13.7

Other expense, net	$36.6	$68.8	$51.6

Other expense, net by type
Restructuring costs:
Severance and related costs	$27.2	$49.3	$35.0
Asset impairment charges and lease and other contract cancellation costs	13.1	6.5	8.9
Other items:
Charitable contribution to Avery Dennison Foundation	10.0	–	–
Indefinite-lived intangible asset impairment charge	–	7.0	–
Gain on sale of product line	–	(.6)	–
Gain on sale of assets	(17.8)	–	–
Loss from debt extinguishment	–	–	.7
Gain from curtailment of pension obligation	(1.6)	–	–
Legal settlements	2.5	–	(1.2)
Product line exits	–	3.9	–
Divestiture-related costs (1)	3.2	2.7	8.2

Other expense, net	$36.6	$68.8	$51.6

(1)
Represents only the portion allocated to continuing operations.

        Revenues in our continuing operations by geographic area are set forth below. Revenues are attributed to geographic areas based on the location to which the product is shipped. Export sales from the United States to unaffiliated customers are not a material factor in our business.

(In millions)	2013	2012	2011

Net sales to unaffiliated customers
U.S.	$1,537.6	$1,528.3	$1,473.0
Europe	1,958.4	1,851.1	1,994.8
Asia	1,823.5	1,627.6	1,526.9
Latin America	515.6	501.2	489.9
Other international	304.9	355.3	360.3

Net sales to unaffiliated customers	$6,140.0	$5,863.5	$5,844.9

        Property, plant and equipment, net, in our U.S. and international operations are set forth below.

(In millions)	2013	2012	2011

Property, plant and equipment, net
U.S.	$279.6	$340.2	$370.5
International	642.9	675.3	708.9

Property, plant and equipment, net	$922.5	$1,015.5	$1,079.4